THE CHARLES SCHWAB FAMILY OF FUNDS

Supplement dated September 28, 2017 to the

Schwab Money Funds Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Money Funds – Sweep Investments Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Municipal Money Funds Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Municipal Money Funds – Sweep Investments Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Advisor Cash Reserves Prospectus dated April 28, 2017

Supplement dated September 28, 2017 to the

Schwab Variable Share Price Money Fund Prospectus dated April 28, 2017

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with each Prospectus.

SCHWAB MONEY FUNDS

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following fund share classes will change their name:

OLD NAME	NEW NAME

Schwab Government Money Fund – Purchased Shares	Schwab Government Money Fund – Investor Shares

Schwab Treasury Obligations Money Fund – Value Advantage Shares	Schwab Treasury Obligations Money Fund – Investor Shares

2.     Reduction of Investment Minimums

Effective October 3, 2017, the minimum initial investment, minimum additional investments and minimum balance requirements will be reduced. Accordingly, the “Investment Minimums” section on page 34 of the Prospectus is deleted and replaced in its entirety with the following:

Investment Minimums

Choose a fund and a share class. Your choice may depend on the amount of your investment. Schwab Value Advantage Money Fund offers four classes of shares. You may convert your Investor Shares into Select Shares, Premier Shares or Ultra Shares at any time if your account balance in the fund is at least $1,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares - conversion is not automatic. If you no longer meet the minimum balance requirement for Select Share, Premier Share and Ultra Shares, a fund reserves the right to (i) convert your holdings to another class of shares of the same fund for which you meet the minimum balance requirement; or (ii) redeem your holdings. A fund will notify you in writing 60 days before any automatic conversion or redemption occurs. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

	Minimum Initial Investment	Minimum Additional Investments	Minimum Balance
Schwab Investor Money Fund	None	None	None

Schwab Retirement Advantage Money Fund	None	None	None

Schwab Value Advantage Money Fund
Investor Shares	None	None	None
Select Shares	$1,000,000	$1	$1,000,000
Premier Shares	$1,000,000	$1	$1,000,000
Ultra Shares	$1,000,000	$1	$1,000,000

Schwab Government Money Fund
Investor Shares	None	None	None

Schwab Treasury Obligations Money Fund
Investor Shares	None	None	None

Schwab Retirement Government Money Fund	$1,000,000	$1	$1,000,000

These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in a fund’s sole discretion. In addition, a fund, in its sole discretion, may permit an investor to aggregate accounts to meet the minimum investment amounts or to meet the minimum investment amounts over a reasonable period of time.

3.     Reduction of Shareholder Servicing Fees for Certain Funds

Effective October 3, 2017, certain funds’ shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 36 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee, up to the amount in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount in the table below of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

Fund	Shareholder Servicing Fee
Schwab Investor Money Fund	0.15%
Schwab Retirement Advantage Money Fund	0.15%
Schwab Value Advantage Money Fund – Investor Shares	0.15%
Schwab Value Advantage Money Fund – Select Shares	0.00%
Schwab Value Advantage Money Fund – Premier Shares	0.00%
Schwab Value Advantage Money Fund – Ultra Shares	0.00%
Schwab Government Money Fund – Investor Shares	0.15%
Schwab Treasury Obligations Money Fund – Investor Shares	0.15%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders for Certain Funds

Effective October 2, 2017, new Eligible Investors (as determined by each fund) may only invest in a fund through an account at Schwab or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchases and place exchange and redemption orders through the fund’s transfer agent.

5.     Reduction/Implementation of Operating Expenses Limit

SCHWAB INVESTOR MONEY FUND

Effective October 3, 2017, Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and its affiliates have agreed to limit the total annual fund operating expenses as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expense Limit as of October 3, 2017

0.65%	N/A	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.20

Total annual fund operating expenses	0.55
Less expense reduction	(0.20)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.49%	0.49%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.21

Total annual fund operating expenses	0.56
Less expense reduction	(0.21)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB VALUE ADVANTAGE MONEY FUND – INVESTOR SHARES, SELECT SHARES, PREMIER SHARES AND ULTRA SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares, Select Shares, Premier Shares and Ultra Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
Investor Shares	0.45%	0.45%	0.35%
Select Shares	0.35%	0.35%	0.19%
Premier Shares	0.24%	0.24%	0.19%
Ultra Shares	0.21%	0.21%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares, Select Shares, Premier Shares or Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Select Shares	Premier Shares	Ultra Shares
	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32	0.32	0.32	0.32
Distribution (12b-1) fees	None	None	None	None
Other expenses*	0.16	0.01	0.01	0.01

Total annual fund operating expenses	0.48	0.33	0.33	0.33
Less expense reduction	(0.13)	(0.14)	(0.14)	(0.14)

Total annual fund operating expenses after expense reduction**	0.35	0.19	0.19	0.19
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.35% for Investor Shares and 0.19% for Select Shares, Premier Shares and Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in each share class with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$36	$113	$197	$443
Select Shares	$19	$ 61	$107	$243
Premier Shares	$19	$ 61	$107	$243
Ultra Shares	$19	$ 61	$107	$243

SCHWAB GOVERNMENT MONEY FUND – INVESTOR SHARES

    (FORMERLY, PURCHASED SHARES)

Effective October 3, 2017, the investment adviser and its affiliates have agreed to limit the total annual fund operating expenses of the fund’s Investor Shares as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.55%	N/A	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses*	0.15

Total annual fund operating expenses	0.45
Less expense reduction	(0.10)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB TREASURY OBLIGATIONS MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.51
Less expense reduction	(0.16)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB RETIREMENT GOVERNMENT MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.20%	0.20%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 19 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.08

Total annual fund operating expenses	0.43
Less expense reduction	(0.24)

Total annual fund operating expenses after expense reduction**	0.19
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

SCHWAB MONEY FUNDS – SWEEP INVESTMENTS

1.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the minimum shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 26 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund’s sweep shares are subject to an annual shareholder servicing fee of up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Pursuant to the Plan, each fund’s sweep shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB CASH RESERVES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.66%	0.66%	0.61%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.29
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.60
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.61% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB MONEY MARKET FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.71%	0.71%	0.66%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.63
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.66% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

SCHWAB GOVERNMENT MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.71%	0.75%	0.70%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses**	0.61
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.70% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

SCHWAB TREASURY OBLIGATIONS MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.65%	0.65%	0.60%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 12 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.33

Total annual fund operating expenses	0.67
Less expense reduction	(0.07)

Total annual fund operating expenses after expense reduction**	0.60
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB U.S. TREASURY MONEY FUND

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.60%	0.60%	0.55%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 15 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31
Distribution (12b-1) fees	None
Other expenses*	0.31

Total annual fund operating expenses	0.62
Less expense reduction	(0.07)

Total annual fund operating expenses after expense reduction**	0.55
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the fund’s total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) to 0.55% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

SCHWAB MUNICIPAL MONEY FUNDS

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following share class will change their name:

OLD NAME	NEW NAME
Schwab AMT-Tax Free Money Fund – Value Advantage Shares	Schwab AMT-Tax Free Money Fund – Investor Shares
Schwab Municipal Money Fund – Value Advantage Shares	Schwab Municipal Money Fund – Investor Shares
Schwab Municipal Money Fund – Premier Shares	Schwab Municipal Money Fund – Ultra Shares
Schwab California Municipal Money Fund – Value Advantage Shares	Schwab California Municipal Money Fund – Investor Shares
Schwab New York Municipal Money Fund – Value Advantage Shares	Schwab New York Municipal Money Fund – Investor Shares

2.     Reduction of Investment Minimums

Effective October 3, 2017, the minimum initial investment, minimum additional investments and minimum balance requirements will be reduced. Accordingly, the “Investment Minimums” section on Page 27-28 of the Prospectus is deleted and replaced in its entirety with the following:

Investment Minimums

Choose a fund and a share class. Your choice may depend on the amount of your investment. Certain funds have more than one share class, one or more of which are offered in this prospectus. You may convert your Investor Shares into Select Shares or Ultra Shares at any time if your account balance in the fund is at least $1,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares - conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Ultra Shares, a fund reserves the right to (i) convert your holdings to another class of shares of the same fund for which you meet the minimum balance requirement; or (ii) redeem your holdings.

	Minimum Initial Investment	Minimum Additional Investments	Minimum Balance
Schwab AMT Tax-Free Money Fund
Investor Shares	None	None	None

Schwab Municipal Money Fund
Investor Shares	None	None	None
Select Shares	$1,000,000	$1	$1,000,000
Ultra Shares	$1,000,000	$1	$1,000,000

Schwab California Municipal Money Fund
Investor Shares	None	None	None

Schwab New York Municipal Money Fund
Investor Shares	None	None	None

3.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the minimum shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 29 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than the amount in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

Fund	Shareholder Servicing Fee
Schwab AMT Tax-Free Money Fund – Investor Shares	0.15%
Schwab Municipal Money Fund – Investor Shares	0.15%
Schwab Municipal Money Fund – Select Shares	0.00%
Schwab Municipal Money Fund – Ultra Shares	0.00%
Schwab California Municipal Money Fund – Investor Shares	0.15%
Schwab New York Municipal Money Fund – Investor Shares	0.15%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders

Effective October 2, 2017, new Eligible Investors (as determined by each fund) may only invest in a fund through an account at Schwab or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchases and place exchange and redemption orders through the fund’s transfer agent.

5.     Reduction/Implementation of Operating Expenses Limits

SCHWAB AMT TAX-FREE MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.50
Less expense reduction	(0.15)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB MUNICIPAL MONEY FUND – INVESTOR SHARES (FORMERLY, VALUE ADVANTAGE SHARES), SELECT SHARES AND ULTRA SHARES (FORMERLY, PREMIER SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares, Select Shares and Ultra Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
Investor Shares	0.45%	0.45%	0.35%
Select Shares	0.35%	0.35%	0.19%
Ultra Shares	0.24%	0.24%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares, Select Shares and Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Select Shares	Ultra Shares
	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32	0.32	0.32
Distribution (12b-1) fees	None	None	None
Other expenses*	0.16	0.01	0.01

Total annual fund operating expenses	0.48	0.33	0.33
Less expense reduction	(0.13)	(0.14)	(0.14)

Total annual fund operating expenses after expense reduction**	0.35	0.19	0.19
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.35% for Investor Shares and 0.19% for Select Shares and Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in each share class with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$36	$113	$197	$443
Select Shares	$19	$61	$107	$243
Ultra Shares	$19	$61	$107	$243

SCHWAB CALIFORNIA MUNCIPAL MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.16

Total annual fund operating expenses	0.48
Less expense reduction	(0.13)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB NEW YORK MUNCIPAL MONEY FUND – INVESTOR SHARES

    (FORMERLY, VALUE ADVANTAGE SHARES)

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017
0.45%	0.45%	0.35%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.17

Total annual fund operating expenses	0.51
Less expense reduction	(0.16)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Investor Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

SCHWAB MUNICIPAL MONEY FUNDS – SWEEP INVESTMENTS

1.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the minimum shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 39 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s Sweep Shares are subject to an annual shareholder servicing fee of up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Pursuant to the Plan, each fund’s Sweep Shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB AMT TAX-FREE MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.62%	0.62%	0.57%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.33
Distribution (12b-1) fees	None
Other expenses*	0.27

Total annual fund operating expenses	0.60
Less expense reduction	(0.03)

Total annual fund operating expenses after expense reduction**	0.57
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.57% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

SCHWAB MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.62%	0.62%	0.57%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.26

Total annual fund operating expenses	0.58
Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction**	0.57
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.57% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.60%	0.60%	0.55%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses*	0.26

Total annual fund operating expenses	0.58
Less expense reduction	(0.03)

Total annual fund operating expenses after expense reduction**	0.55
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

SCHWAB NEW YORK MUNICIPAL MONEY FUND – SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares will be reduced as follows:

Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.65%	0.65%	0.60%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 21 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.34
Distribution (12b-1) fees	None
Other expenses*	0.27

Total annual fund operating expenses	0.61
Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction**	0.60
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s Sweep Shares operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

SCHWAB ADVISOR CASH RESERVES

1.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the minimum shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 10 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Schwab (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders.

Pursuant to the Plan, the fund’s Sweep Shares and Premier Sweep Shares are each subject to an annual shareholder servicing fee of up to 0.15%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of a class’ shares owned by shareholders holding shares through such service provider. Pursuant to the Plan, the fund’s Sweep Shares and Premier Sweep Shares are each subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of a class’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

2.     Reduction/Implementation of Operating Expenses Limits

SCHWAB ADVISOR CASH RESERVES – SWEEP SHARES AND PREMIER SWEEP SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Sweep Shares and Premier Sweep Shares will be reduced as follows:

	Total Annual Fund Operating Expenses After Expense Reduction as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

Sweep Shares	0.66%	0.66%	0.61%
Premier Sweep Shares	0.59%	0.59%	0.54%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Sweep Shares and Premier Sweep Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
	Sweep Shares	Premier Sweep Shares
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.31	0.31
Distribution (12b-1) fees	None	None
Other expenses*	0.31	0.31

Total annual fund operating expenses	0.62	0.62
Less expense reduction	(0.01)	(0.08)

Total annual fund operating expenses after expense reduction**	0.61	0.54
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares and Premier Sweep Shares to 0.61% and 0.54% respectively, for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund’s Sweep Shares and Premier Sweep Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable share class for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each share class’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 Year	3 Years	5 Years	10 Years
Sweep Shares	$61	$195	$340	$762
Premier Sweep Shares	$55	$173	$302	$677

SCHWAB VARIABLE SHARE PRICE MONEY FUND

1.     Discontinuation of Premier Shares and Select Shares (currently not offered for sale)

Effective October 3, 2017, the Schwab Variable Share Price Money Fund’s Premier Shares and Select Shares are terminated. Accordingly, all references to the Premier Shares and Select Shares will be deleted from the prospectus.

2.     Reduction of Investment Minimums

Effective October 3, 2017, the minimum initial investment, minimum additional investments and minimum balance requirements will be reduced. Accordingly, the “Investment Minimums” section on page 23 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a fund and a share class. Your choice may depend on the amount of your investment. The fund has two share classes. Each share class has different minimum investments and different expenses. You may convert your Investor Shares into Ultra Shares at any time if your account balance in the fund is at least $1,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares – conversion is not automatic. If you no longer meet the minimum balance requirement for Ultra Shares, the fund reserves the right to (i) convert your holdings to another class of shares for which you meet the minimum balance requirement; or (ii) redeem your holdings. The fund will notify you in writing 60 days before any automatic conversion or redemption occurs. Not all share classes may be available through financial intermediaries other than Schwab.

	Minimum Initial Investment	Minimum Additional Investments	Minimum Balance
Ultra Shares	$1,000,000	$1	$1,000,000
Investor Shares	None	None	None

The minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in the fund’s sole discretion. In addition, the fund, in its sole discretion, may permit an investor to aggregate accounts to meet the minimum investment amounts or to meet the minimum investment amounts over a reasonable period of time.

Investor Shares are not currently available for purchase.

3.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the minimum shareholder servicing fee will be reduced. Accordingly, the “Shareholder Servicing and Sweep Administration Plan” section on page 25 of the Prospectus is deleted and replaced in its entirety with the following:

Shareholder Servicing and Sweep Administration Plan

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Schwab, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as service provider, pursuant to Schwab’s written agreement with the fund) and the fund will pay no more than the amount in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.

Share Class	Shareholder Servicing Fee
Ultra Shares	0.00%
Investor Shares	0.15%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders

Effective October 2, 2017 new investors may only invest in the fund through an account at Schwab or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through an account at Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchases and place exchange and redemption orders through the fund’s transfer agent.

5.     Reduction/Implementation of Operating Expenses Limit

SCHWAB VARIABLE SHARE PRICE MONEY FUND – ULTRA SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Ultra Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.21%	0.21%	0.19%

Accordingly, the “Fund Fees and Expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Ultra Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.07

Total annual fund operating expenses	0.42
Less expense reduction	(0.23)

Total annual fund operating expenses after expense reduction**	0.19
*Other expenses have been restated to reflect current fees and expenses.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ultra Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that Ultra Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

SCHWAB VARIABLE SHARE PRICE MONEY FUND – INVESTOR SHARES

Effective October 3, 2017, the contractual expense limitation of the investment adviser and its affiliates on the total annual fund operating expenses of the fund’s Investor Shares will be reduced as follows:

Total Annual Fund Operating Expenses as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as stated in the Prospectus dated April 28, 2017	Total Annual Fund Operating Expenses Limit as of October 3, 2017

0.45%	0.45%	0.35%

Accordingly, the “Fund fees and expenses” section and “Example” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.35
Distribution (12b-1) fees	None
Other expenses*	0.22

Total annual fund operating expenses	0.57
Less expense reduction	(0.22)

Total annual fund operating expenses after expense reduction**	0.35
*Other expenses are based on restated estimated amounts for the current fiscal year, as the Investor Shares of the fund had not commenced operations as of the date of this prospectus.

**The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG98851-00 (09/17)

00199300

THE CHARLES SCHWAB FAMILY OF FUNDS

Schwab Money Funds

Schwab Money Market Fund

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund

Schwab Cash Reserves

Schwab Advisor Cash Reserves

Schwab Value Advantage Money Fund

Schwab Retirement Advantage Money Fund

Schwab Investor Money Fund

Schwab Treasury Obligations Money Fund

Schwab Retirement Government Money Fund

Supplement dated September 28, 2017 to the

Statement of Additional Information dated April 28, 2017

Schwab Municipal Money Funds

Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund

Schwab California Municipal Money Fund

Schwab New York Municipal Money Fund

Supplement dated September 28, 2017 to the

Statement of Additional Information dated April 28, 2017

Schwab Variable Share Price Money Fund

Supplement dated September 28, 2017 to the

Statement of Additional Information dated April 28, 2017

This supplement provides new and additional information beyond that contained in each Statement of Additional Information (SAI) and should be read in conjunction with each SAI.

Schwab Money Funds

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following fund share classes will change their name:

OLD NAME	NEW NAME
Schwab Government Money Fund – Purchased Shares	Schwab Government Money Fund – Investor Shares
Schwab Treasury Obligations Money Fund – Value Advantage Shares	Schwab Treasury Obligations Money Fund – Investor Shares

2.     Reduction/Implementation of Operating Expenses Limit

Effective October 3, 2017, the contractual expense limitation of Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and its affiliates on the total annual fund operating expenses of the funds will be implemented or reduced.

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Accordingly, the corresponding information in the section entitled “Advisory Agreement” on page 22 of the SAI is deleted and replaced in its entirety with the following:

CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab Money Market Fund	0.66%
Schwab Government Money Fund – Sweep Shares	0.70%
Schwab Government Money Fund – Investor Shares	0.35%
Schwab U.S. Treasury Money Fund	0.55%
Schwab Cash Reserves	0.61%
Schwab Advisor Cash Reserves – Sweep Shares	0.61%
Schwab Advisor Cash Reserves – Premier Sweep Shares	0.54%
Schwab Value Advantage Money Fund – Premier Shares	0.19%
Schwab Value Advantage Money Fund – Ultra Shares	0.19%
Schwab Value Advantage Money Fund – Select Shares	0.19%
Schwab Value Advantage Money Fund – Investor Shares	0.35%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
Schwab Treasury Obligations Money Fund – Sweep Shares	0.60%
Schwab Treasury Obligations Money Fund – Investor Shares	0.35%
Schwab Retirement Government Money Fund	0.19%

A fund’s contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by CSIM. A contractual expense limitation agreement, where applicable, is not intended to cover all fund expenses, and a fund’s expenses may exceed the amount of the expense limitation set forth in a contractual expense limitation agreement. For example, the contractual expense limitation agreement does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

CSIM and/or its affiliates also may, if applicable, voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield (or in the case of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Retirement Government Money Fund, a non-negative net yield) for each fund (the voluntary yield waiver).

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3.     Reduction of Shareholder Servicing Fees for Certain Funds

Effective October 3, 2017, certain funds’ shareholder servicing fees will be reduced. Accordingly, the table in the section entitled “Shareholder Servicing and Sweep Administration Plan” on page 23 of the SAI is deleted and replaced in its entirety with the following:

Fund	Shareholder Servicing Fee
Schwab Money Market Fund – Sweep Shares	0.15%
Schwab Government Money Fund – Sweep Shares	0.15%
Schwab Government Money Fund – Investor Shares	0.15%
Schwab U.S. Treasury Money Fund	0.15%
Schwab Cash Reserves – Sweep Shares	0.15%
Schwab Advisor Cash Reserves – Sweep Shares	0.15%
Schwab Advisor Cash Reserves – Premier Sweep Shares	0.15%
Schwab Value Advantage Money Fund – Premier Shares	0.00%
Schwab Value Advantage Money Fund – Ultra Shares	0.00%
Schwab Value Advantage Money Fund – Select Shares	0.00%
Schwab Value Advantage Money Fund – Investor Shares	0.15%
Schwab Retirement Advantage Money Fund	0.15%
Schwab Investor Money Fund	0.15%
Schwab Treasury Obligations Money Fund – Sweep Shares	0.15%
Schwab Treasury Obligations Money Fund – Investor Shares	0.15%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders for Certain Funds

Effective October 2, 2017, new Eligible Investors (as determined by each fund) may only invest in a fund through an account at Charles Schwab & Co. Inc. (Schwab) or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchase and place exchange and redemption orders through the fund’s transfer agent.

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Schwab Municipal Money Funds

1.     Name Change for Certain Share Classes of Certain Funds

Effective October 3, 2017, the following fund share classes will change their name:

OLD NAME	NEW NAME
Schwab AMT-Tax Free Money Fund – Value Advantage Shares	Schwab AMT-Tax Free Money Fund – Investor Shares
Schwab Municipal Money Fund – Value Advantage Shares	Schwab Municipal Money Fund – Investor Shares
Schwab Municipal Money Fund – Premier Shares	Schwab Municipal Money Fund – Ultra Shares
Schwab California Municipal Money Fund – Value Advantage Shares	Schwab California Municipal Money Fund – Investor Shares
Schwab New York Municipal Money Fund – Value Advantage Shares	Schwab New York Municipal Money Fund – Investor Shares

2.     Reduction of Operating Expenses Limit

Effective October 3, 2017, the contractual expense limitation of CSIM and its affiliates on the total annual fund operating expenses of the funds will be reduced. Accordingly, the corresponding information in the section entitled “Advisory Agreement” on page 31 of the SAI is deleted and replaced in its entirety with the following:

CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab AMT Tax-Free Money Fund – Investor Shares	0.35%
Schwab AMT Tax-Free Money Fund – Sweep Shares	0.57%
Schwab Municipal Money Fund – Investor Shares	0.35%
Schwab Municipal Money Fund – Select Shares	0.19%
Schwab Municipal Money Fund – Ultra Shares	0.19%
Schwab Municipal Money Fund – Sweep Shares	0.57%
Schwab California Municipal Money Fund – Investor Shares	0.35%
Schwab California Municipal Money Fund – Sweep Shares	0.55%
Schwab New York Municipal Money Fund – Investor Shares	0.35%
Schwab New York Municipal Money Fund – Sweep Shares	0.60%

A fund’s contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by CSIM. A contractual expense limitation agreement, where applicable, is not intended to cover all fund expenses, and a fund’s expenses may exceed the amount of the expense limitation set forth in a contractual expense limitation agreement. For example, the contractual expense limitation agreement does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

In addition, CSIM and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waivers and reimbursement commitments, if applicable, to the extent necessary to maintain a positive net yield for each fund (voluntary yield waiver).

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3.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the funds’ shareholder servicing fees will be reduced. Accordingly, the table in the section entitled “Shareholder Servicing and Sweep Administration Plan” on page 32 of the SAI is deleted and replaced in its entirety with the following:

Fund	Shareholder Servicing Fee
Schwab AMT Tax-Free Money Fund – Investor Shares	0.15%
Schwab AMT Tax-Free Money Fund – Sweep Shares	0.15%
Schwab Municipal Money Fund – Investor Shares	0.15%
Schwab Municipal Money Fund – Select Shares	0.00%
Schwab Municipal Money Fund – Ultra Shares	0.00%
Schwab Municipal Money Fund – Sweep Shares	0.15%
Schwab California Municipal Money Fund – Investor Shares	0.15%
Schwab California Municipal Money Fund – Sweep Shares	0.15%
Schwab New York Municipal Money Fund – Investor Shares	0.15%
Schwab New York Municipal Money Fund – Sweep Shares	0.15%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders for Certain Funds

Effective October 2, 2017, new Eligible Investors (as determined by each fund) may only invest in a fund through an account at Schwab or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Eligible Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchase and place exchange and redemption orders through the fund’s transfer agent.

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Schwab Variable Share Price Money Fund

1.     Discontinuation of Premier Shares and Select Shares (currently not offered for sale)

Effective October 3, 2017, the Schwab Variable Share Price Money Fund’s Premier Shares and Select Shares are terminated. Accordingly, all references to Premier Shares and Select Shares are deleted from the SAI.

2.     Reduction of Operating Expenses Limit

Effective October 3, 2017, the contractual expense limitation of CSIM and its affiliates on the total annual fund operating expenses of the fund will be reduced. Accordingly, the corresponding information in the section entitled “Advisory Agreement” on page 18 of the SAI is deleted and replaced in its entirety with the following:

CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the below share classes of the fund as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab Variable Share Price Money Fund – Investor Shares	0.35%
Schwab Variable Share Price Money Fund – Ultra Shares	0.19%

The fund’s contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board. The contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by CSIM. A contractual expense limitation agreement, where applicable, is not intended to cover all fund expenses, and the fund’s expenses may exceed the amount of the expense limitation set forth in a contractual expense limitation agreement. For example, the contractual expense limitation agreement does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

CSIM and/or its affiliates also may, if applicable, voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for each share class (the voluntary yield waiver).

3.     Reduction of Shareholder Servicing Fees

Effective October 3, 2017, the fund’s shareholder servicing fees will be reduced. Accordingly, the table in the section entitled “Shareholder Servicing and Sweep Administration Plan” on page 19 of the SAI is deleted and replaced in its entirety with the following:

Fund	Shareholder Servicing Fee
Schwab Variable Share Price Money Fund – Investor Shares	0.15%
Schwab Variable Share Price Money Fund – Ultra Shares	0.00%

4.     Change in Investor Eligibility Requirements for Placing Direct Orders

Effective October 2, 2017 new investors may only invest in the fund through an account at Schwab or another financial intermediary. When you place orders to purchase, exchange or redeem fund shares through an account at Schwab or another financial intermediary, you must follow Schwab’s or the other financial intermediary’s transaction procedures. Investors who purchased fund shares prior to October 2, 2017 and hold such shares directly through the fund’s transfer agent may make additional purchases and place exchange and redemption orders through the fund’s transfer agent.

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Schwab Money Funds

Schwab Municipal Money Funds

Schwab Variable Share Price Money Fund

Effective October 2, 2017, the “Portfolio Holdings Disclosure” section of the SAI is hereby deleted and replaced with the following:

Portfolio Holdings Disclosure

The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.

Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.

The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. CSIM, any subadviser to the fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street and/or BBH, as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. PwC, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.

To the extent that a fund invests in an ETF, the Trusts will, when required by the exemptive orders issued by the SEC to ETF sponsors and the procedures adopted by the Board, promptly notify the ETF in writing of any purchase or acquisition of shares of the ETF that causes the fund to hold (i) 5% or more of such ETF’s total outstanding voting securities, and (ii) 10% or more of such ETF’s total outstanding voting securities. In addition, CSIM will, upon causing a fund to acquire more than 3% of an open-end ETF’s outstanding shares, notify the open-end ETF of the investment.

The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

7

Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabfunds.com on the “Prospectuses & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.

Specifically for the Schwab ETFs, each Schwab ETF discloses its portfolio holdings and the percentages the holdings represent of the fund’s net assets at least monthly on the website and as often as each day the fund is open for business. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.

The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.

On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries and countries, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of a fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG98853-00 (09/17)

00199301

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